Retirement Benefits (Details 1) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Pension Benefits
Components of Net Periodic Benefit Cost (Table Amounts) [Abstract]
Service cost	$ 531	$ 547	$ 591
Interest cost	1,212	1,180	1,179
Expected return on plan assets	(1,517)	(1,366)	(1,665)
Amortization of:
Prior service cost (credit)	35	34	33
Net loss from previous years	206	289	23
Other	0	21	1
Net periodic benefit cost	467	705	162
Medical and Life Benefits
Components of Net Periodic Benefit Cost (Table Amounts) [Abstract]
Service cost	34	34	40
Interest cost	117	124	127
Expected return on plan assets	(56)	(48)	(64)
Amortization of:
Prior service cost (credit)	(51)	(51)	(51)
Net loss from previous years	18	19	8
Other	0	0	0
Net periodic benefit cost	$ 62	$ 78	$ 60